Mar. 02, 2023
MFS Managed Wealth Fund
MFS® Managed Wealth Fund
SUPPLEMENT TO THE PROSPECTUS Supplement dated March 2, 2023, to the Prospectus dated September 28, 2022.

MFS® Managed Wealth Fund

In addition, all references to “MFS Institutional International Equity Fund” are hereby restated as “MFS International Equity Fund (formerly MFS Institutional International Equity Fund).”